Condensed Consolidated Balance Sheets (unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 76,816	$ 117,438
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	160,888,606	160,888,606
Common stock shares outstanding	160,888,606	160,888,606
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	78,301,755	22,222,222